Related parties	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Related parties
29.	Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods and for research and development services;
•	Pudami Educational Society towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	CERG Advisory Private Limited for professional consulting services;
•	Dr. Reddy’s Institute of Life Sciences for research and development services;
•	AverQ Inc. for professional consulting services;
•	Shravya Publications Pvt. Ltd. for professional consulting services;
•	Cancelled Plans LLP for the sale of scrap materials;
•	Araku Originals Private Limited for the purchase of coffee powder;
•	DRES Energy Private Limited for the purchase of solar power; and
•	Stamlo Industries Limited for hotel services.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 27 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2020		2019		2018
Research and development services received	Rs.	105	Rs.	97	Rs.	98
Sale of goods		14		23		-
Lease rentals received		1		-		-
Research and development services provided		58		103		100
Lease rentals paid		35		35		35
Catering expenses paid		344		270		178
Hotel expenses paid		22		26		49
Facility management services paid		24		-		-
Purchase of Solar power		108		-		-
Civil works		101		106		-
Contributions towards social development		233		220		238
Salaries to relatives of Key Management Personnel		7		5		1
Others		4		1		-

The Company had the foll
ow
ing amounts due from related parties:

	As at March 31,
	2020		2019
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		68		106

The Company had the following amo
un
ts due to related parties:

		As at March 31,
		2020		2019
Due to related parties	Rs.	91	Rs.	80

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2020		2019		2018
Salaries and other benefits	Rs.	684	Rs.	668	Rs.	458
Contributions to defined contribution plans		34		35		38
Commission to directors		298		243		153
Share-based payments expense		165		99		114
	Rs.	1,181	Rs.	1,045	Rs.	763

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.